Interest in Master Trust for Norfolk Southern Corporation Common Stock - Schedule of Net Investment Gain (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Master Trust [Line Items]
Net appreciation in fair value of investments	$ 185,888,000
Net investment gain	272,258,000
Total deductions	177,280,000
Net increase in net assets available for benefits	155,666,000
Master Trust
EBP, Master Trust [Line Items]
Net appreciation in fair value of investments	110,179,000
Dividends and interest	10,866,000
Net investment gain	121,045,000
Total deductions	(49,663,000)
Net increase in net assets available for benefits	71,382,000
Plan’s Interest
EBP, Master Trust [Line Items]
Net increase in net assets available for benefits	$ 32,768,000